Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
May 31, 2024
SDX-NPRT3-0724
1.9884841.106
Nonconvertible Bonds - 29.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
1.65% 2/1/28	1,030,000	910,228
1.7% 3/25/26	1,630,000	1,525,898
2.3% 6/1/27	2,980,000	2,739,644
Sprint Capital Corp. 6.875% 11/15/28	70,000	73,922
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	562,706
TELUS Corp. 3.7% 9/15/27	320,000	304,559
Verizon Communications, Inc.:
0.85% 11/20/25	1,600,000	1,499,444
1.45% 3/20/26	1,559,000	1,456,489
2.1% 3/22/28	470,000	421,071
4.329% 9/21/28	1,210,000	1,172,486
		10,666,447
Entertainment - 0.1%
Netflix, Inc.:
4.875% 4/15/28	1,070,000	1,060,656
5.875% 11/15/28	260,000	267,476
The Walt Disney Co.:
1.75% 1/13/26	760,000	719,218
3.375% 11/15/26	310,000	297,695
		2,345,045
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	850,000	805,711
1.998% 8/15/26	650,000	610,519
Baidu, Inc. 1.72% 4/9/26	1,000,000	933,750
Meta Platforms, Inc.:
3.5% 8/15/27	1,040,000	997,008
4.6% 5/15/28	400,000	396,901
		3,743,889
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	1,130,000	1,047,553
4.2% 3/15/28	520,000	489,099
4.908% 7/23/25	83,000	82,153
6.1% 6/1/29	60,000	60,066
6.15% 11/10/26	690,000	695,389
Comcast Corp.:
2.35% 1/15/27	270,000	251,902
3.15% 3/1/26	750,000	724,778
3.375% 8/15/25	940,000	918,861
3.95% 10/15/25	470,000	461,546
4.15% 10/15/28	740,000	714,468
4.55% 1/15/29	1,000,000	980,468
Discovery Communications LLC:
4.125% 5/15/29	660,000	608,482
4.9% 3/11/26	1,190,000	1,174,342
Paramount Global:
2.9% 1/15/27	190,000	174,973
3.375% 2/15/28	200,000	179,899
TCI Communications, Inc. 7.875% 2/15/26	620,000	645,152
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	111,818
2.95% 6/15/27	820,000	775,993
3% 2/13/26	130,000	125,310
Warnermedia Holdings, Inc.:
3.755% 3/15/27	1,640,000	1,555,230
4.054% 3/15/29	270,000	248,615
		12,026,097
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27	580,000	549,104
5% 2/15/29	580,000	571,427
Sprint Corp. 7.625% 3/1/26	1,140,000	1,170,174
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	271,304
3.375% 4/15/29	1,880,000	1,720,568
3.5% 4/15/25	1,030,000	1,010,626
3.75% 4/15/27	470,000	450,737
4.95% 3/15/28	2,000,000	1,978,757
5.375% 4/15/27	1,020,000	1,020,562
Vodafone Group PLC 4.125% 5/30/25	190,000	187,343
		8,930,602
TOTAL COMMUNICATION SERVICES		37,712,080
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.0%
Lear Corp. 3.8% 9/15/27	280,000	267,152
Magna International, Inc. 4.15% 10/1/25	360,000	353,525
		620,677
Automobiles - 0.5%
American Honda Finance Corp.:
1% 9/10/25	1,450,000	1,371,426
1.2% 7/8/25	505,000	482,399
3.5% 2/15/28	560,000	530,380
4.6% 4/17/25	700,000	694,769
5.125% 7/7/28	280,000	280,649
General Motors Co. 4% 4/1/25	390,000	384,422
General Motors Financial Co., Inc.:
1.25% 1/8/26	1,070,000	999,801
2.7% 8/20/27	580,000	533,869
3.85% 1/5/28	280,000	264,568
4% 10/6/26	640,000	618,415
4.3% 7/13/25	840,000	827,528
5% 4/9/27	960,000	949,483
5.25% 3/1/26	590,000	586,685
5.4% 4/6/26	1,000,000	996,686
5.4% 5/8/27	630,000	628,942
5.8% 6/23/28	400,000	403,358
5.8% 1/7/29	990,000	996,858
Toyota Motor Corp.:
1.339% 3/25/26	110,000	102,874
5.118% 7/13/28	1,800,000	1,808,938
		13,462,050
Broadline Retail - 0.3%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,979,640
Amazon.com, Inc.:
0.8% 6/3/25	2,158,000	2,065,272
1% 5/12/26	1,168,000	1,081,671
1.2% 6/3/27	1,440,000	1,293,497
3.15% 8/22/27	1,120,000	1,061,490
4.55% 12/1/27	420,000	416,505
eBay, Inc. 1.4% 5/10/26	666,000	617,380
		8,515,455
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.:
3.8% 2/15/28	490,000	463,950
5% 2/15/26	330,000	326,715
Marriott International, Inc.:
3.125% 6/15/26	190,000	181,763
4.875% 5/15/29	600,000	589,377
5% 10/15/27	450,000	447,525
McDonald's Corp.:
1.45% 9/1/25	110,000	104,802
3.3% 7/1/25	1,310,000	1,281,421
3.5% 7/1/27	240,000	228,988
3.7% 1/30/26	110,000	107,285
3.8% 4/1/28	340,000	325,529
Starbucks Corp.:
2.45% 6/15/26	350,000	331,445
3.8% 8/15/25	583,000	571,964
4% 11/15/28	980,000	939,548
		5,900,312
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	682,730
Lennar Corp.:
4.75% 5/30/25	400,000	396,543
4.75% 11/29/27	350,000	345,684
Toll Brothers Finance Corp. 4.35% 2/15/28	370,000	355,407
		1,780,364
Leisure Products - 0.0%
Hasbro, Inc.:
3.5% 9/15/27	360,000	337,857
3.55% 11/19/26	200,000	190,468
		528,325
Specialty Retail - 0.3%
AutoNation, Inc. 1.95% 8/1/28	190,000	163,943
AutoZone, Inc.:
3.125% 4/21/26	270,000	258,810
4.5% 2/1/28	160,000	156,011
Lowe's Companies, Inc.:
4% 4/15/25	2,863,000	2,825,313
4.8% 4/1/26	700,000	694,138
Ross Stores, Inc. 4.6% 4/15/25	450,000	446,133
The Home Depot, Inc.:
2.125% 9/15/26	480,000	450,101
2.8% 9/14/27	1,220,000	1,141,140
3% 4/1/26	100,000	96,316
3.35% 9/15/25	720,000	703,174
3.9% 12/6/28	330,000	317,421
4.9% 4/15/29	660,000	658,549
		7,911,049
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. 2.75% 3/27/27	550,000	518,856
Tapestry, Inc. 7.35% 11/27/28	600,000	621,323
VF Corp. 2.8% 4/23/27	420,000	380,703
		1,520,882
TOTAL CONSUMER DISCRETIONARY		40,239,114
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/29	1,940,000	1,926,320
Constellation Brands, Inc.:
3.7% 12/6/26	340,000	327,048
4.35% 5/9/27	250,000	243,971
4.65% 11/15/28	230,000	225,006
4.8% 1/15/29	240,000	235,743
Diageo Capital PLC 5.3% 10/24/27	650,000	654,862
Keurig Dr. Pepper, Inc.:
2.55% 9/15/26	110,000	103,526
3.4% 11/15/25	150,000	145,729
3.43% 6/15/27	340,000	323,066
4.417% 5/25/25	237,000	234,616
4.597% 5/25/28	1,300,000	1,272,496
Molson Coors Beverage Co. 3% 7/15/26	840,000	800,209
PepsiCo, Inc.:
2.375% 10/6/26	500,000	471,310
3% 10/15/27	2,470,000	2,326,036
3.6% 2/18/28	230,000	220,665
The Coca-Cola Co.:
1.45% 6/1/27	610,000	553,673
2.9% 5/25/27	760,000	720,299
		10,784,575
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	1,000,000	977,831
Dollar Tree, Inc. 4.2% 5/15/28	940,000	900,970
Kroger Co.:
2.65% 10/15/26	120,000	113,092
3.5% 2/1/26	200,000	194,192
Sysco Corp.:
3.25% 7/15/27	340,000	321,037
3.3% 7/15/26	590,000	566,218
Target Corp.:
2.25% 4/15/25	313,000	304,948
2.5% 4/15/26	420,000	401,376
3.375% 4/15/29	250,000	234,054
Walmart, Inc.:
1.5% 9/22/28	1,350,000	1,184,352
3.05% 7/8/26	1,150,000	1,108,528
3.55% 6/26/25	280,000	275,063
3.9% 4/15/28	300,000	291,196
3.95% 9/9/27	800,000	779,551
		7,652,408
Food Products - 0.4%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	572,302
Campbell Soup Co. 4.15% 3/15/28	550,000	530,331
Conagra Brands, Inc.:
1.375% 11/1/27	270,000	236,336
4.6% 11/1/25	230,000	226,924
4.85% 11/1/28	1,000,000	977,718
General Mills, Inc. 4% 4/17/25	490,000	483,629
Kellanova 3.4% 11/15/27	450,000	424,315
Kraft Heinz Foods Co.:
3% 6/1/26	430,000	411,508
3.875% 5/15/27	800,000	773,851
McCormick & Co., Inc. 3.4% 8/15/27	390,000	369,492
Mondelez International, Inc. 2.625% 3/17/27	500,000	467,623
The Hershey Co. 2.3% 8/15/26	590,000	555,320
The J.M. Smucker Co. 3.375% 12/15/27	360,000	339,450
Tyson Foods, Inc.:
3.55% 6/2/27	550,000	523,110
4% 3/1/26	550,000	536,418
5.4% 3/15/29	320,000	319,722
Unilever Capital Corp.:
2% 7/28/26	280,000	262,783
2.9% 5/5/27	730,000	691,832
3.1% 7/30/25	370,000	361,598
4.875% 9/8/28	160,000	159,903
		9,224,165
Household Products - 0.2%
Colgate-Palmolive Co. 4.8% 3/2/26	640,000	638,358
Kimberly-Clark Corp.:
1.05% 9/15/27	450,000	396,953
3.95% 11/1/28	280,000	269,175
Procter & Gamble Co.:
0.55% 10/29/25	640,000	601,301
1% 4/23/26	550,000	511,781
2.85% 8/11/27	1,080,000	1,018,897
3.95% 1/26/28	1,020,000	996,708
		4,433,173
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. 4.375% 5/15/28	250,000	244,689
Kenvue, Inc.:
5.05% 3/22/28	590,000	591,615
5.35% 3/22/26	220,000	220,562
		1,056,866
Tobacco - 0.3%
Altria Group, Inc.:
2.35% 5/6/25	270,000	261,958
2.625% 9/16/26	390,000	366,820
4.4% 2/14/26	100,000	98,385
BAT Capital Corp.:
2.259% 3/25/28	450,000	401,440
3.215% 9/6/26	200,000	190,395
3.557% 8/15/27	1,040,000	985,254
4.7% 4/2/27	250,000	245,658
BAT International Finance PLC:
1.668% 3/25/26	680,000	635,021
5.931% 2/2/29	370,000	377,912
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	733,412
3.125% 8/17/27	220,000	207,720
4.875% 2/15/28	500,000	494,715
5.125% 11/17/27	1,970,000	1,965,996
Reynolds American, Inc. 4.45% 6/12/25	650,000	642,031
		7,606,717
TOTAL CONSUMER STAPLES		40,757,904
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	660,000	609,921
Oil, Gas & Consumable Fuels - 1.7%
Boardwalk Pipelines LP 4.45% 7/15/27	540,000	524,994
BP Capital Markets PLC 3.723% 11/28/28	1,380,000	1,305,315
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	268,839
3.85% 6/1/27	590,000	565,876
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	278,681
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	340,000	337,275
Cheniere Energy, Inc. 4.625% 10/15/28	970,000	934,023
Chevron Corp.:
1.554% 5/11/25	1,000,000	965,419
1.995% 5/11/27	830,000	764,753
2.954% 5/16/26	810,000	778,521
3.326% 11/17/25	250,000	243,947
Columbia Pipeline Group, Inc. 4.5% 6/1/25	400,000	394,650
DCP Midstream Operating LP:
5.375% 7/15/25	64,000	63,706
5.625% 7/15/27	330,000	333,101
Enbridge, Inc.:
1.6% 10/4/26	500,000	458,025
3.7% 7/15/27	330,000	315,954
5.3% 4/5/29	600,000	598,861
Energy Transfer LP:
2.9% 5/15/25	1,010,000	983,317
4.95% 6/15/28	760,000	747,718
5.5% 6/1/27	100,000	100,140
5.95% 12/1/25	370,000	371,355
6.1% 12/1/28	1,460,000	1,498,431
Enterprise Products Operating LP:
4.15% 10/16/28	240,000	231,774
5.05% 1/10/26	2,000,000	1,993,971
5.25% 8/16/77 (b)	250,000	238,799
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,580,010
EQT Corp.:
3.9% 10/1/27	250,000	237,941
5.7% 4/1/28	380,000	381,585
Equinor ASA 2.875% 4/6/25	2,700,000	2,645,997
Exxon Mobil Corp. 2.275% 8/16/26	650,000	612,819
Hess Corp. 4.3% 4/1/27	350,000	340,692
Kinder Morgan, Inc.:
1.75% 11/15/26	610,000	559,994
4.3% 3/1/28	410,000	397,615
Marathon Oil Corp.:
4.4% 7/15/27	390,000	381,340
5.3% 4/1/29	140,000	140,339
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,659,859
MPLX LP:
1.75% 3/1/26	840,000	786,473
4% 3/15/28	1,070,000	1,021,117
4.25% 12/1/27	580,000	560,561
Occidental Petroleum Corp.:
6.375% 9/1/28	110,000	113,050
8.5% 7/15/27	770,000	824,585
ONEOK, Inc.:
4.55% 7/15/28	590,000	572,845
5.85% 1/15/26	520,000	522,143
Ovintiv, Inc. 5.65% 5/15/28	580,000	585,673
Phillips 66 Co.:
3.55% 10/1/26	390,000	375,124
3.85% 4/9/25	1,000,000	985,441
Pioneer Natural Resources Co. 1.125% 1/15/26	270,000	252,594
Plains All American Pipeline LP/PAA Finance Corp.:
4.5% 12/15/26	230,000	224,829
4.65% 10/15/25	140,000	138,287
Sabine Pass Liquefaction LLC:
4.2% 3/15/28	400,000	385,414
5% 3/15/27	790,000	783,411
5.875% 6/30/26	450,000	451,792
Schlumberger Investment SA 4.5% 5/15/28	320,000	314,502
Shell International Finance BV:
2.875% 5/10/26	960,000	921,475
3.25% 5/11/25	310,000	304,117
3.875% 11/13/28	710,000	680,081
Targa Resources Corp. 6.15% 3/1/29	650,000	669,498
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	710,000	714,273
Tennessee Gas Pipeline Co. 7% 3/15/27	540,000	563,458
The Williams Companies, Inc.:
3.75% 6/15/27	1,990,000	1,902,413
4% 9/15/25	760,000	744,866
TotalEnergies Capital International SA 3.455% 2/19/29	570,000	534,219
TransCanada PipeLines Ltd.:
4.25% 5/15/28	490,000	471,586
4.875% 1/15/26	340,000	336,729
Valero Energy Corp. 2.85% 4/15/25	1,000,000	975,626
Valero Energy Partners LP 4.5% 3/15/28	230,000	223,709
Western Midstream Operating LP:
4.5% 3/1/28	410,000	394,948
4.75% 8/15/28	240,000	233,509
		42,803,984
TOTAL ENERGY		43,413,905
FINANCIALS - 13.6%
Banks - 7.9%
Australia and New Zealand Banking Group Ltd. 5.088% 12/8/25	630,000	628,552
Banco Bilbao Vizcaya Argentaria SA:
5.381% 3/13/29	600,000	600,703
6.138% 9/14/28 (b)	200,000	203,807
Banco Santander SA:
1.722% 9/14/27 (b)	800,000	730,970
1.849% 3/25/26	1,200,000	1,122,757
4.175% 3/24/28 (b)	600,000	576,026
4.379% 4/12/28	600,000	575,169
5.147% 8/18/25	200,000	198,266
5.179% 11/19/25	400,000	396,209
5.294% 8/18/27	400,000	396,610
5.538% 3/14/30 (b)	600,000	595,377
6.607% 11/7/28	200,000	209,705
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(c)	1,100,000	1,092,099
0.981% 9/25/25 (b)	2,000,000	1,970,251
1.319% 6/19/26 (b)	1,000,000	955,034
1.658% 3/11/27 (b)	820,000	766,541
1.734% 7/22/27 (b)	3,260,000	3,010,431
2.015% 2/13/26 (b)	1,250,000	1,217,509
2.456% 10/22/25 (b)	1,400,000	1,381,885
3.419% 12/20/28 (b)	1,540,000	1,441,814
3.593% 7/21/28 (b)	1,120,000	1,062,864
3.875% 8/1/25	2,130,000	2,093,471
3.95% 4/21/25	580,000	571,167
3.974% 2/7/30 (b)	500,000	471,146
4.25% 10/22/26	2,030,000	1,978,533
4.376% 4/27/28 (b)	1,900,000	1,848,735
4.948% 7/22/28 (b)	1,200,000	1,186,226
5.202% 4/25/29 (b)	750,000	745,950
5.819% 9/15/29 (b)	2,000,000	2,033,839
6.204% 11/10/28 (b)	800,000	822,751
Bank of America NA 5.526% 8/18/26	1,710,000	1,720,518
Bank of Montreal:
0.949% 1/22/27 (b)	100,000	92,999
1.25% 9/15/26	750,000	684,650
3.803% 12/15/32 (b)	600,000	561,002
4.7% 9/14/27	1,690,000	1,664,418
5.717% 9/25/28	140,000	142,711
Bank of Nova Scotia:
1.05% 3/2/26	590,000	547,823
1.3% 9/15/26	1,240,000	1,133,215
4.5% 12/16/25	1,300,000	1,276,130
4.75% 2/2/26	1,500,000	1,483,549
5.25% 6/12/28	260,000	260,369
Barclays PLC:
2.279% 11/24/27 (b)	1,940,000	1,788,372
2.852% 5/7/26 (b)	400,000	389,317
4.375% 1/12/26	520,000	509,486
4.836% 5/9/28	410,000	395,853
5.2% 5/12/26	800,000	789,955
5.501% 8/9/28 (b)	200,000	199,461
5.674% 3/12/28 (b)	1,410,000	1,410,742
5.69% 3/12/30 (b)	550,000	549,645
5.829% 5/9/27 (b)	600,000	600,165
6.49% 9/13/29 (b)	520,000	537,613
7.385% 11/2/28 (b)	1,000,000	1,052,917
Canadian Imperial Bank of Commerce:
1.25% 6/22/26	590,000	543,714
3.945% 8/4/25	530,000	520,792
5.26% 4/8/29	1,000,000	996,913
Citibank NA 5.803% 9/29/28	760,000	779,653
Citigroup, Inc.:
1.122% 1/28/27 (b)	2,100,000	1,953,313
1.462% 6/9/27 (b)	2,200,000	2,030,765
3.106% 4/8/26 (b)	2,040,000	1,995,128
3.3% 4/27/25	1,420,000	1,392,280
3.52% 10/27/28 (b)	1,650,000	1,554,354
3.668% 7/24/28 (b)	590,000	560,535
3.887% 1/10/28 (b)	1,130,000	1,088,603
4.075% 4/23/29 (b)	650,000	620,989
4.125% 7/25/28	480,000	459,062
4.4% 6/10/25	140,000	138,206
4.45% 9/29/27	350,000	340,677
4.6% 3/9/26	750,000	737,775
5.5% 9/13/25	1,500,000	1,498,626
Citizens Financial Group, Inc. 5.841% 1/23/30 (b)	370,000	367,646
Comerica, Inc. 5.982% 1/30/30 (b)	530,000	522,434
Commonwealth Bank of Australia New York Branch 5.316% 3/13/26	710,000	711,923
Cooperatieve Rabobank UA 4.375% 8/4/25	360,000	353,730
Cooperatieve Rabobank UA/NY 5.5% 7/18/25	1,300,000	1,301,673
Corporacion Andina de Fomento 5% 1/24/29	175,000	173,177
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,111,934
5% 1/11/28	2,000,000	2,000,260
5.125% 9/18/28	400,000	401,916
Fifth Third Bancorp:
1.707% 11/1/27 (b)	250,000	228,395
3.95% 3/14/28	930,000	883,152
6.361% 10/27/28 (b)	500,000	509,371
HSBC Holdings PLC:
2.013% 9/22/28 (b)	3,240,000	2,898,380
2.633% 11/7/25 (b)	1,600,000	1,578,163
2.999% 3/10/26 (b)	5,000,000	4,894,772
4.25% 8/18/25	444,000	435,275
4.292% 9/12/26 (b)	300,000	294,470
5.597% 5/17/28 (b)	1,710,000	1,714,837
5.887% 8/14/27 (b)	3,000,000	3,020,247
6.161% 3/9/29 (b)	400,000	408,536
Huntington National Bank:
4.552% 5/17/28 (b)	590,000	574,972
5.699% 11/18/25 (b)	830,000	828,218
ING Groep NV:
1.726% 4/1/27 (b)	484,000	451,370
4.017% 3/28/28 (b)	1,240,000	1,194,527
4.05% 4/9/29	700,000	664,847
5.335% 3/19/30 (b)	430,000	426,572
Japan Bank International Cooperation:
1.875% 7/21/26	5,300,000	4,959,320
4.875% 10/18/28	1,000,000	1,002,234
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	2,100,000	2,080,026
0.824% 6/1/25 (b)	1,000,000	1,000,000
1.04% 2/4/27 (b)	1,500,000	1,392,423
1.045% 11/19/26 (b)	470,000	440,030
1.47% 9/22/27 (b)	690,000	631,426
1.578% 4/22/27 (b)	3,211,000	2,985,831
2.083% 4/22/26 (b)	1,500,000	1,452,881
2.301% 10/15/25 (b)	1,200,000	1,184,521
3.2% 6/15/26	150,000	144,367
3.54% 5/1/28 (b)	510,000	485,431
3.625% 12/1/27	450,000	429,071
3.702% 5/6/30 (b)	260,000	241,702
4.005% 4/23/29 (b)	1,960,000	1,869,409
4.125% 12/15/26	460,000	447,503
4.323% 4/26/28 (b)	3,000,000	2,918,064
4.851% 7/25/28 (b)	3,700,000	3,651,795
5.012% 1/23/30 (b)	730,000	720,328
5.581% 4/22/30 (b)	3,000,000	3,032,653
KeyBank NA 3.3% 6/1/25	1,200,000	1,168,234
KeyCorp 2.25% 4/6/27	50,000	45,248
Lloyds Banking Group PLC:
1.627% 5/11/27 (b)	210,000	194,460
2.438% 2/5/26 (b)	200,000	195,523
3.574% 11/7/28 (b)	1,310,000	1,227,775
3.75% 3/18/28 (b)	610,000	582,926
4.65% 3/24/26	330,000	323,566
5.721% 6/5/30 (b)	900,000	905,167
5.871% 3/6/29 (b)	240,000	242,649
M&T Bank Corp. 7.413% 10/30/29 (b)	180,000	189,230
Manufacturers & Traders Trust Co. 4.7% 1/27/28	1,220,000	1,171,327
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	697,400
1.538% 7/20/27 (b)	900,000	829,618
2.757% 9/13/26	1,110,000	1,048,412
3.741% 3/7/29	850,000	798,981
3.961% 3/2/28	450,000	431,932
5.017% 7/20/28 (b)	1,050,000	1,042,071
5.242% 4/19/29 (b)	300,000	299,323
5.354% 9/13/28 (b)	300,000	299,899
5.422% 2/22/29 (b)	1,000,000	1,003,640
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (b)	210,000	193,405
1.554% 7/9/27 (b)	743,000	684,942
2.226% 5/25/26 (b)	200,000	193,378
2.839% 7/16/25 (b)	200,000	199,273
3.17% 9/11/27	430,000	402,573
5.414% 9/13/28 (b)	200,000	199,996
5.778% 7/6/29 (b)	860,000	870,512
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	2,450,000	2,424,677
National Australia Bank Ltd.:
3.375% 1/14/26	800,000	777,514
3.905% 6/9/27	1,140,000	1,103,881
4.787% 1/10/29	280,000	277,003
4.9% 6/13/28	440,000	438,144
NatWest Group PLC:
3.073% 5/22/28 (b)	500,000	466,788
4.8% 4/5/26	990,000	977,525
5.516% 9/30/28 (b)	200,000	199,520
5.808% 9/13/29 (b)	900,000	909,012
5.847% 3/2/27 (b)	200,000	200,539
Oesterreichische Kontrollbank AG 0.375% 9/17/25	583,000	548,598
PNC Bank NA 3.25% 6/1/25	1,040,000	1,017,054
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	822,851
5.3% 1/21/28 (b)	1,000,000	997,128
5.354% 12/2/28 (b)	160,000	159,769
5.492% 5/14/30 (b)	450,000	450,504
5.582% 6/12/29 (b)	440,000	442,910
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,923,388
1.2% 4/27/26	2,080,000	1,926,174
2.05% 1/21/27	600,000	556,089
3.625% 5/4/27	520,000	499,186
4.95% 2/1/29	1,070,000	1,060,720
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	500,000	458,414
4.5% 7/17/25	1,270,000	1,249,112
6.174% 1/9/30 (b)	420,000	422,807
6.565% 6/12/29 (b)	550,000	562,575
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	540,000	512,678
1.673% 6/14/27 (b)	420,000	387,169
3.823% 11/3/28 (b)	400,000	376,307
6.534% 1/10/29 (b)	800,000	821,121
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,435,351
2.174% 1/14/27	1,400,000	1,295,284
2.632% 7/14/26	1,520,000	1,438,651
3.01% 10/19/26	240,000	227,618
3.446% 1/11/27	370,000	353,962
3.544% 1/17/28	2,190,000	2,069,385
5.52% 1/13/28	650,000	656,616
5.8% 7/13/28	300,000	305,846
Synchrony Bank:
5.4% 8/22/25	250,000	247,590
5.625% 8/23/27	500,000	493,051
The Toronto-Dominion Bank:
0.75% 1/6/26	520,000	483,894
1.2% 6/3/26	390,000	359,359
1.95% 1/12/27	1,550,000	1,432,891
3.625% 9/15/31 (b)	630,000	600,534
4.108% 6/8/27	520,000	503,844
5.156% 1/10/28	1,430,000	1,426,252
5.264% 12/11/26	1,000,000	999,114
5.523% 7/17/28	650,000	655,764
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,045,000
1.267% 3/2/27 (b)	937,000	869,114
6.047% 6/8/27 (b)	2,000,000	2,014,795
U.S. Bancorp:
2.375% 7/22/26	380,000	358,317
3.95% 11/17/25	2,530,000	2,477,262
5.727% 10/21/26 (b)	1,000,000	1,001,617
5.775% 6/12/29 (b)	1,260,000	1,273,966
Wells Fargo & Co.:
2.188% 4/30/26 (b)	510,000	493,944
2.393% 6/2/28 (b)	2,160,000	1,981,487
2.406% 10/30/25 (b)	1,390,000	1,370,964
3% 10/23/26	100,000	94,842
3.196% 6/17/27 (b)	2,580,000	2,467,487
3.526% 3/24/28 (b)	500,000	475,405
3.55% 9/29/25	1,350,000	1,316,306
3.584% 5/22/28 (b)	600,000	570,368
3.908% 4/25/26 (b)	1,200,000	1,180,514
4.1% 6/3/26	460,000	448,646
4.54% 8/15/26 (b)	2,000,000	1,976,153
5.198% 1/23/30 (b)	970,000	961,717
5.574% 7/25/29 (b)	600,000	603,392
Westpac Banking Corp.:
2.85% 5/13/26	330,000	315,689
2.894% 2/4/30 (b)	630,000	615,792
3.35% 3/8/27	360,000	344,475
3.4% 1/25/28	1,110,000	1,051,036
4.043% 8/26/27	560,000	544,799
4.322% 11/23/31 (b)	720,000	694,314
5.05% 4/16/29	590,000	588,751
5.457% 11/18/27	420,000	425,403
5.535% 11/17/28	310,000	315,940
		206,179,622
Capital Markets - 2.7%
Affiliated Managers Group, Inc. 3.5% 8/1/25	130,000	126,794
Ameriprise Financial, Inc. 3% 4/2/25	820,000	802,796
Ares Capital Corp.:
2.15% 7/15/26	100,000	92,245
2.875% 6/15/28	750,000	666,635
3.25% 7/15/25	150,000	145,323
3.875% 1/15/26	800,000	771,580
5.875% 3/1/29	280,000	276,886
5.95% 7/15/29	300,000	296,114
Bank of New York Mellon Corp.:
0.75% 1/28/26	540,000	501,391
4.414% 7/24/26 (b)	2,000,000	1,976,396
4.543% 2/1/29 (b)	1,000,000	977,424
4.975% 3/14/30 (b)	300,000	296,882
6.317% 10/25/29 (b)	210,000	218,891
Bank of New York, New York 5.148% 5/22/26 (b)	1,840,000	1,833,935
Blackstone Private Credit Fund:
2.625% 12/15/26	470,000	429,267
3.25% 3/15/27	360,000	332,125
5.95% 7/16/29 (d)	200,000	196,808
7.3% 11/27/28 (d)	230,000	239,736
Blue Owl Capital Corp.:
2.875% 6/11/28	130,000	115,007
5.95% 3/15/29	700,000	694,300
Brookfield Finance, Inc. 3.9% 1/25/28	660,000	630,348
Charles Schwab Corp.:
0.9% 3/11/26	940,000	869,289
2.45% 3/3/27	1,020,000	947,749
3.85% 5/21/25	1,100,000	1,082,812
5.643% 5/19/29 (b)	490,000	494,636
5.875% 8/24/26	1,000,000	1,011,250
6.196% 11/17/29 (b)	220,000	227,322
Credit Suisse AG:
1.25% 8/7/26	430,000	392,670
2.95% 4/9/25	1,500,000	1,465,876
5% 7/9/27	520,000	514,095
7.5% 2/15/28	1,430,000	1,527,665
Deutsche Bank AG 4.5% 4/1/25	500,000	493,446
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	375,006
2.129% 11/24/26 (b)	1,400,000	1,325,759
2.311% 11/16/27 (b)	1,610,000	1,479,592
2.552% 1/7/28 (b)	390,000	359,650
4.875% 12/1/32 (b)	250,000	234,272
6.119% 7/14/26 (b)	170,000	170,201
6.72% 1/18/29 (b)	160,000	165,210
6.819% 11/20/29 (b)	1,000,000	1,038,047
GE Capital Funding LLC 3.45% 5/15/25	330,000	323,340
Goldman Sachs BDC, Inc. 6.375% 3/11/27	570,000	574,539
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	550,000	531,506
1.093% 12/9/26 (b)	1,400,000	1,306,857
1.431% 3/9/27 (b)	1,660,000	1,543,985
1.948% 10/21/27 (b)	3,320,000	3,052,905
3.272% 9/29/25 (b)	800,000	793,426
3.615% 3/15/28 (b)	890,000	848,769
3.691% 6/5/28 (b)	500,000	476,077
3.75% 2/25/26	1,170,000	1,139,152
3.814% 4/23/29 (b)	1,020,000	963,270
4.223% 5/1/29 (b)	750,000	718,967
4.25% 10/21/25	370,000	363,397
4.482% 8/23/28 (b)	1,640,000	1,598,155
5.727% 4/25/30 (b)	1,500,000	1,519,806
HPS Corporate Lending Fund 6.75% 1/30/29 (d)	200,000	201,276
Intercontinental Exchange, Inc. 3.1% 9/15/27	1,060,000	993,822
Jefferies Financial Group, Inc.:
4.85% 1/15/27	300,000	295,350
5.875% 7/21/28	290,000	291,478
Lazard Group LLC 4.5% 9/19/28	250,000	241,491
LPL Holdings, Inc. 6.75% 11/17/28	590,000	616,992
Moody's Corp. 4.25% 2/1/29	250,000	242,024
Morgan Stanley:
0.864% 10/21/25 (b)	2,300,000	2,255,778
0.985% 12/10/26 (b)	1,600,000	1,491,164
1.512% 7/20/27 (b)	4,650,000	4,280,494
1.593% 5/4/27 (b)	3,080,000	2,856,896
2.72% 7/22/25 (b)	1,040,000	1,035,391
3.591% 7/22/28 (b)	1,350,000	1,280,720
4.35% 9/8/26	120,000	117,391
4.431% 1/23/30 (b)	460,000	443,090
5% 11/24/25	1,248,000	1,238,186
5.123% 2/1/29 (b)	1,500,000	1,490,101
5.164% 4/20/29 (b)	820,000	814,477
5.656% 4/18/30 (b)	1,600,000	1,620,942
6.25% 8/9/26	140,000	142,663
NASDAQ, Inc.:
3.85% 6/30/26	270,000	262,130
5.35% 6/28/28	300,000	301,524
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,068,355
1.851% 7/16/25	1,000,000	957,027
2.172% 7/14/28	410,000	359,618
2.71% 1/22/29	200,000	176,654
5.386% 7/6/27	240,000	239,781
6.07% 7/12/28	400,000	408,230
Northern Trust Corp. 3.375% 5/8/32 (b)	250,000	234,783
S&P Global, Inc.:
2.45% 3/1/27	650,000	605,653
2.7% 3/1/29	470,000	423,411
4.75% 8/1/28	240,000	237,532
Sixth Street Specialty Lending, Inc.:
6.125% 3/1/29	160,000	158,736
6.95% 8/14/28	120,000	123,001
State Street Corp.:
1.684% 11/18/27 (b)	450,000	413,548
4.857% 1/26/26 (b)	1,000,000	994,314
5.684% 11/21/29 (b)	220,000	224,614
UBS Group AG 4.55% 4/17/26	920,000	904,536
		71,592,754
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	150,000	140,768
2.45% 10/29/26	2,512,000	2,337,355
3% 10/29/28	1,410,000	1,273,944
3.65% 7/21/27	150,000	141,890
4.45% 10/1/25	440,000	433,378
5.1% 1/19/29	700,000	690,246
5.75% 6/6/28	150,000	151,243
6.45% 4/15/27	732,000	749,297
Ally Financial, Inc.:
2.2% 11/2/28	870,000	750,184
5.8% 5/1/25	1,900,000	1,898,714
6.848% 1/3/30 (b)	220,000	225,694
6.992% 6/13/29 (b)	270,000	279,040
American Express Co.:
3.3% 5/3/27	540,000	513,377
3.95% 8/1/25	1,500,000	1,474,767
5.282% 7/27/29 (b)	240,000	239,863
5.85% 11/5/27	3,980,000	4,072,934
Capital One Financial Corp.:
3.75% 7/28/26	340,000	327,893
3.8% 1/31/28	130,000	123,212
4.2% 10/29/25	640,000	627,128
4.927% 5/10/28 (b)	1,660,000	1,633,962
5.468% 2/1/29 (b)	2,030,000	2,013,689
Discover Financial Services:
4.1% 2/9/27	1,340,000	1,287,729
4.5% 1/30/26	100,000	98,083
Ford Motor Credit Co. LLC:
4.95% 5/28/27	600,000	584,993
5.8% 3/8/29	500,000	497,056
6.798% 11/7/28	3,770,000	3,892,853
6.8% 5/12/28	1,005,000	1,033,608
GE Capital International Funding Co. 3.373% 11/15/25	550,000	534,683
John Deere Capital Corp.:
1.5% 3/6/28	1,380,000	1,216,545
2.35% 3/8/27	1,260,000	1,173,800
2.8% 9/8/27	1,000,000	934,038
4.75% 1/20/28	1,400,000	1,391,178
4.9% 3/3/28	300,000	299,499
4.95% 7/14/28	600,000	599,033
Synchrony Financial:
3.7% 8/4/26	220,000	208,963
4.5% 7/23/25	448,000	439,662
Toyota Motor Credit Corp.:
0.8% 10/16/25	560,000	527,382
0.8% 1/9/26	1,120,000	1,044,660
3% 4/1/25	860,000	843,006
3.95% 6/30/25	1,500,000	1,479,238
4.65% 1/5/29	230,000	226,198
5.4% 11/10/25	1,500,000	1,503,139
		39,913,924
Financial Services - 1.2%
AB Svensk Exportkredit 4.625% 11/28/25	3,000,000	2,974,960
Aon Corp. / Aon Global Holdings PLC 2.85% 5/28/27	220,000	205,900
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,083,172
Blue Owl Credit Income Corp. 7.75% 1/15/29	700,000	727,619
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,060,000	1,007,293
3.41% 2/11/26	790,000	766,273
CNH Industrial Capital LLC:
5.1% 4/20/29	230,000	228,178
5.5% 1/12/29	660,000	664,824
Corebridge Financial, Inc.:
3.65% 4/5/27	540,000	515,671
6.875% 12/15/52 (b)	540,000	543,385
Equitable Holdings, Inc.:
4.35% 4/20/28	290,000	278,402
7% 4/1/28	340,000	359,563
Fidelity National Information Services, Inc.:
1.15% 3/1/26	609,000	565,082
1.65% 3/1/28	500,000	438,846
Fiserv, Inc.:
3.2% 7/1/26	280,000	268,107
3.85% 6/1/25	100,000	98,200
5.375% 8/21/28	890,000	891,454
Global Payments, Inc.:
1.2% 3/1/26	1,157,000	1,072,414
2.15% 1/15/27	200,000	184,424
4.95% 8/15/27	160,000	157,889
Jackson Financial, Inc. 5.17% 6/8/27	180,000	178,091
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F 5.125% 2/1/28	590,000	579,836
KfW:
0.375% 7/18/25	1,650,000	1,565,415
2.5% 11/20/24	1,590,000	1,569,033
3% 5/20/27	5,800,000	5,517,999
MasterCard, Inc. 3.3% 3/26/27	800,000	766,139
Morgan Stanley Direct Lending Fund 6.15% 5/17/29 (d)	1,000,000	988,988
National Rural Utilities Cooperative Finance Corp.:
3.9% 11/1/28	240,000	227,822
4.45% 3/13/26	1,500,000	1,480,372
4.85% 2/7/29	690,000	682,491
PayPal Holdings, Inc.:
1.65% 6/1/25	1,300,000	1,251,848
3.9% 6/1/27	170,000	164,554
Rexford Industrial Realty LP 5% 6/15/28	110,000	108,437
Sixth Street Lending Partners 6.5% 3/11/29 (d)	220,000	219,772
The Western Union Co. 1.35% 3/15/26	330,000	305,716
Visa, Inc.:
0.75% 8/15/27	600,000	529,341
2.75% 9/15/27	340,000	318,328
3.15% 12/14/25	2,600,000	2,524,954
Voya Financial, Inc.:
3.65% 6/15/26	140,000	134,868
4.7% 1/23/48 (b)	130,000	111,112
		32,256,772
Insurance - 0.3%
AFLAC, Inc. 2.875% 10/15/26	230,000	217,976
Allstate Corp.:
CME Term SOFR 3 Month Index + 3.190% 8.522% 8/15/53 (b)(c)	320,000	320,927
0.75% 12/15/25	590,000	549,105
American International Group, Inc. 5.75% 4/1/48 (b)	280,000	274,542
Aon Corp. 8.205% 1/1/27	230,000	244,230
Aon PLC 3.875% 12/15/25	570,000	556,021
Assurant, Inc. 4.9% 3/27/28	110,000	107,214
Athene Holding Ltd. 4.125% 1/12/28	320,000	307,816
Brighthouse Financial, Inc. 3.7% 6/22/27	300,000	284,144
Chubb INA Holdings, Inc. 3.35% 5/3/26	620,000	598,790
CNA Financial Corp. 4.5% 3/1/26	510,000	501,105
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	300,000	293,774
Manulife Financial Corp.:
ICE USD Swap Rate 11am NY 5Y + 1.640% 4.061% 2/24/32 (b)(c)	230,000	219,919
2.484% 5/19/27	520,000	483,928
Progressive Corp. 2.5% 3/15/27	800,000	746,586
Prudential Financial, Inc.:
1.5% 3/10/26	160,000	149,795
4.5% 9/15/47 (b)	600,000	565,159
Trinity Acquisition PLC 4.4% 3/15/26	470,000	459,542
Willis Group North America, Inc. 4.65% 6/15/27	300,000	293,711
		7,174,284
TOTAL FINANCIALS		357,117,356
HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie, Inc.:
2.95% 11/21/26	1,830,000	1,738,175
3.2% 5/14/26	100,000	96,346
4.8% 3/15/29	2,030,000	2,010,460
Amgen, Inc.:
3.2% 11/2/27	1,460,000	1,372,215
5.15% 3/2/28	1,720,000	1,715,388
Gilead Sciences, Inc.:
2.95% 3/1/27	110,000	104,173
3.65% 3/1/26	210,000	204,118
		7,240,875
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
1.15% 1/30/28	620,000	546,294
3.875% 9/15/25	670,000	659,735
Baxter International, Inc. 1.915% 2/1/27	1,540,000	1,405,743
Becton, Dickinson & Co. 3.7% 6/6/27	610,000	584,056
GE Healthcare Technologies, Inc. 5.65% 11/15/27	890,000	900,645
Medtronic Global Holdings SCA 4.25% 3/30/28	290,000	282,423
Stryker Corp. 1.15% 6/15/25	1,090,000	1,042,840
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	240,491
3.55% 4/1/25	870,000	854,715
5.35% 12/1/28	220,000	221,399
		6,738,341
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.:
3.41% 6/15/27	730,000	693,091
5.125% 2/15/29	130,000	129,100
Cencora, Inc. 3.45% 12/15/27	150,000	141,518
Centene Corp. 4.25% 12/15/27	1,890,000	1,798,507
Cigna Group:
1.25% 3/15/26	1,280,000	1,190,644
3.25% 4/15/25	800,000	784,314
4.375% 10/15/28	910,000	879,501
4.5% 2/25/26	130,000	128,127
5% 5/15/29	470,000	465,680
CVS Health Corp.:
1.3% 8/21/27	2,020,000	1,781,506
2.875% 6/1/26	530,000	503,777
3% 8/15/26	560,000	531,741
4.3% 3/25/28	2,060,000	1,985,355
Elevance Health, Inc. 3.65% 12/1/27	460,000	437,701
HCA Holdings, Inc.:
4.5% 2/15/27	820,000	800,272
5.25% 4/15/25	700,000	696,982
5.25% 6/15/26	1,730,000	1,720,131
5.375% 9/1/26	260,000	259,022
Humana, Inc. 1.35% 2/3/27	1,115,000	1,005,527
ICON Investments Six Designated Activity 5.849% 5/8/29	245,000	248,072
Laboratory Corp. of America Holdings 3.6% 9/1/27	800,000	761,984
McKesson Corp. 1.3% 8/15/26	640,000	587,897
Sabra Health Care LP 5.125% 8/15/26	210,000	206,020
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	820,667
3.875% 12/15/28	300,000	286,536
4.25% 1/15/29	570,000	551,785
5.25% 2/15/28	1,250,000	1,262,488
Universal Health Services, Inc. 1.65% 9/1/26	270,000	246,330
		20,904,275
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.75% 10/15/28	130,000	114,089
4.8% 11/21/27	740,000	736,171
5% 12/5/26	330,000	329,475
		1,179,735
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	2,000,000	1,850,256
4.875% 3/3/28	590,000	587,191
AstraZeneca PLC 3.125% 6/12/27	410,000	388,434
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	1,031,365
3.2% 6/15/26	296,000	284,864
4.9% 2/22/29	1,700,000	1,689,493
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	983,879
Haleon U.S. Capital LLC 3.375% 3/24/27	1,230,000	1,170,695
Johnson & Johnson:
0.55% 9/1/25	1,000,000	945,994
0.95% 9/1/27	580,000	514,273
2.45% 3/1/26	640,000	612,800
2.9% 1/15/28	1,120,000	1,054,101
Merck & Co., Inc.:
1.7% 6/10/27	2,000,000	1,820,424
1.9% 12/10/28	250,000	220,581
Novartis Capital Corp.:
2% 2/14/27	580,000	539,290
3% 11/20/25	1,010,000	981,540
3.1% 5/17/27	120,000	114,648
Pfizer Investment Enterprises 4.45% 5/19/28	2,300,000	2,250,794
Pfizer, Inc.:
2.75% 6/3/26	620,000	593,217
3% 12/15/26	110,000	104,934
3.6% 9/15/28	410,000	391,555
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	480,000	458,172
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,260,000	1,215,530
Viatris, Inc.:
1.65% 6/22/25	240,000	229,707
2.3% 6/22/27	390,000	354,019
Zoetis, Inc.:
3% 9/12/27	480,000	448,594
3.9% 8/20/28	1,050,000	999,673
		21,836,023
TOTAL HEALTH CARE		57,899,249
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
2.125% 8/15/26	180,000	168,809
2.625% 11/15/27	500,000	463,456
3.25% 4/1/25	120,000	117,869
3.5% 5/15/25	820,000	805,815
Howmet Aerospace, Inc. 3% 1/15/29	500,000	450,796
Huntington Ingalls Industries, Inc.:
2.043% 8/16/28	750,000	654,888
3.844% 5/1/25	210,000	206,494
L3Harris Technologies, Inc.:
4.4% 6/15/28	720,000	696,614
5.4% 1/15/27	800,000	802,368
Lockheed Martin Corp.:
3.55% 1/15/26	376,000	366,455
5.1% 11/15/27	350,000	351,771
Northrop Grumman Corp.:
3.2% 2/1/27	600,000	571,824
4.6% 2/1/29	190,000	185,987
RTX Corp.:
3.5% 3/15/27	1,010,000	967,107
3.95% 8/16/25	1,320,000	1,296,579
5.75% 1/15/29	1,000,000	1,025,891
The Boeing Co.:
2.196% 2/4/26	2,740,000	2,571,569
2.75% 2/1/26	350,000	331,220
3.1% 5/1/26	100,000	94,772
3.2% 3/1/29	280,000	246,082
3.25% 2/1/28	800,000	728,951
4.875% 5/1/25	1,790,000	1,770,871
		14,876,188
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	310,000	299,709
3.4% 2/15/28	100,000	94,362
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	197,354
3.05% 11/15/27	530,000	497,624
3.9% 4/1/25	420,000	414,678
		1,503,727
Building Products - 0.0%
Carrier Global Corp.:
2.493% 2/15/27	540,000	502,733
5.8% 11/30/25	300,000	301,354
Owens Corning 3.4% 8/15/26	260,000	248,623
		1,052,710
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	530,000	507,695
3.95% 5/15/28	300,000	287,753
Waste Management, Inc.:
0.75% 11/15/25	290,000	271,834
4.875% 2/15/29	410,000	408,304
		1,475,586
Electrical Equipment - 0.1%
Emerson Electric Co. 2% 12/21/28	600,000	529,357
Hubbell, Inc.:
3.15% 8/15/27	260,000	244,369
3.35% 3/1/26	110,000	106,227
Regal Rexnord Corp. 6.05% 2/15/26	950,000	952,592
		1,832,545
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 3.25% 6/15/27	100,000	95,349
Canadian National Railway Co.:
2.75% 3/1/26	100,000	96,110
yankee 6.9% 7/15/28	190,000	202,994
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,040,288
CSX Corp.:
3.25% 6/1/27	340,000	322,740
3.35% 11/1/25	760,000	739,132
4.25% 3/15/29	290,000	280,962
Norfolk Southern Corp.:
2.9% 6/15/26	490,000	468,033
7.8% 5/15/27	320,000	343,151
Union Pacific Corp.:
2.15% 2/5/27	100,000	92,858
2.75% 3/1/26	740,000	709,591
3.75% 7/15/25	120,000	117,930
6.625% 2/1/29	420,000	449,092
		4,958,230
Industrial Conglomerates - 0.1%
3M Co.:
2.25% 9/19/26	250,000	233,558
2.65% 4/15/25	55,000	53,619
2.875% 10/15/27	410,000	380,825
3% 8/7/25	350,000	340,255
3.625% 9/14/28	460,000	432,625
Honeywell International, Inc.:
1.1% 3/1/27	330,000	298,279
1.35% 6/1/25	1,100,000	1,057,340
2.5% 11/1/26	410,000	386,914
4.95% 2/15/28	350,000	351,792
Trane Technologies Financing Ltd. 3.5% 3/21/26	530,000	512,882
		4,048,089
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	680,000	603,041
1.15% 9/14/26	420,000	384,636
1.45% 5/15/25	1,120,000	1,080,136
1.7% 1/8/27	370,000	340,517
4.85% 2/27/29	440,000	438,539
Deere & Co. 2.75% 4/15/25	460,000	449,861
Eaton Corp. 4.35% 5/18/28	390,000	381,228
Ingersoll Rand, Inc. 5.4% 8/14/28	470,000	473,696
Otis Worldwide Corp. 2.056% 4/5/25	550,000	534,165
Parker Hannifin Corp. 4.25% 9/15/27	800,000	777,687
Stanley Black & Decker, Inc.:
3.4% 3/1/26	610,000	589,077
6% 3/6/28	1,310,000	1,348,668
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	399,616
3.45% 11/15/26	280,000	266,982
4.7% 9/15/28	660,000	645,493
		8,713,342
Passenger Airlines - 0.1%
Southwest Airlines Co.:
5.125% 6/15/27	870,000	864,489
5.25% 5/4/25	980,000	976,154
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	161,280	158,449
		1,999,092
Professional Services - 0.0%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	411,162
Leidos, Inc. 3.625% 5/15/25	210,000	206,112
Thomson Reuters Corp. 3.35% 5/15/26	260,000	249,895
		867,169
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.1% 9/1/28	530,000	462,746
2.2% 1/15/27	280,000	257,544
3.375% 7/1/25	2,230,000	2,175,434
3.625% 4/1/27	180,000	169,711
3.625% 12/1/27	570,000	537,418
GATX Corp. 4.55% 11/7/28	290,000	282,212
		3,885,065
TOTAL INDUSTRIALS		45,211,743
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	645,687
4.8% 2/26/27	1,250,000	1,246,204
4.85% 2/26/29	800,000	797,536
Motorola Solutions, Inc. 5% 4/15/29	210,000	207,436
		2,896,863
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 5.05% 4/5/29	300,000	299,148
Dell International LLC/EMC Corp.:
5.85% 7/15/25	2,110,000	2,116,606
6.02% 6/15/26	450,000	454,053
6.1% 7/15/27	480,000	491,503
Flex Ltd.:
3.75% 2/1/26	280,000	270,979
4.75% 6/15/25	100,000	98,982
Teledyne Technologies, Inc.:
1.6% 4/1/26	180,000	167,745
2.25% 4/1/28	290,000	258,612
Tyco Electronics Group SA 4.5% 2/13/26	510,000	503,322
Vontier Corp.:
1.8% 4/1/26	210,000	194,942
2.4% 4/1/28	120,000	105,205
		4,961,097
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	360,000	334,704
3.276% 12/1/28	440,000	396,083
4.125% 5/1/25	250,000	245,464
4.25% 4/1/28	430,000	408,237
IBM Corp.:
1.7% 5/15/27	1,110,000	1,009,015
3.45% 2/19/26	1,290,000	1,252,408
4.15% 7/27/27	570,000	555,503
4.5% 2/6/28	430,000	422,136
IBM International Capital 4.6% 2/5/29	510,000	498,305
		5,121,855
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.95% 4/1/25	570,000	558,173
3.45% 6/15/27	370,000	353,707
Applied Materials, Inc. 3.3% 4/1/27	630,000	604,311
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	434,502
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,784,938
3.459% 9/15/26	691,000	663,336
4% 4/15/29 (d)	260,000	245,957
4.11% 9/15/28	670,000	642,342
4.75% 4/15/29	230,000	225,698
Intel Corp.:
2.6% 5/19/26	100,000	95,171
3.7% 7/29/25	450,000	441,514
3.75% 3/25/27	350,000	337,869
3.75% 8/5/27	1,440,000	1,384,744
4.875% 2/10/28	150,000	148,904
Lam Research Corp. 4% 3/15/29	830,000	794,973
Marvell Technology, Inc.:
1.65% 4/15/26	270,000	251,852
2.45% 4/15/28	140,000	125,800
4.875% 6/22/28	490,000	480,322
Microchip Technology, Inc.:
4.25% 9/1/25	600,000	590,503
5.05% 3/15/29	230,000	227,982
Micron Technology, Inc.:
4.185% 2/15/27	640,000	621,415
4.975% 2/6/26	210,000	208,272
5.375% 4/15/28	350,000	351,286
NVIDIA Corp. 3.2% 9/16/26	860,000	830,356
NXP BV/NXP Funding LLC 5.55% 12/1/28	140,000	141,070
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	960,000	934,022
3.875% 6/18/26	170,000	164,975
4.4% 6/1/27	290,000	282,393
Qualcomm, Inc.:
1.3% 5/20/28	240,000	209,323
3.25% 5/20/27	1,050,000	1,005,345
Texas Instruments, Inc. 4.6% 2/15/28	730,000	723,513
		15,864,568
Software - 0.5%
Adobe, Inc. 4.8% 4/4/29	300,000	299,401
Fortinet, Inc. 1% 3/15/26	210,000	193,638
Microsoft Corp.:
2.4% 8/8/26	1,270,000	1,203,477
3.125% 11/3/25	620,000	603,448
3.3% 2/6/27	310,000	298,366
3.4% 9/15/26 (d)	350,000	337,761
Oracle Corp.:
1.65% 3/25/26	2,766,000	2,587,748
2.3% 3/25/28	610,000	548,829
2.5% 4/1/25	1,700,000	1,656,128
2.65% 7/15/26	840,000	793,235
2.8% 4/1/27	440,000	411,858
5.8% 11/10/25	1,250,000	1,256,472
Roper Technologies, Inc.:
1% 9/15/25	518,000	489,159
3.8% 12/15/26	280,000	270,069
Salesforce, Inc. 1.5% 7/15/28	1,560,000	1,364,615
VMware, Inc.:
1.4% 8/15/26	1,177,000	1,077,917
3.9% 8/21/27	440,000	420,511
4.5% 5/15/25	100,000	98,970
4.65% 5/15/27	220,000	215,780
		14,127,382
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,041,943
0.7% 2/8/26	1,100,000	1,023,678
1.125% 5/11/25	1,500,000	1,442,400
1.4% 8/5/28	940,000	821,989
2.45% 8/4/26	100,000	94,787
2.9% 9/12/27	460,000	433,468
3% 6/20/27	640,000	607,248
3% 11/13/27	260,000	245,988
3.25% 2/23/26	1,530,000	1,485,654
4% 5/10/28	4,650,000	4,540,117
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	1,310,000	1,300,034
5.25% 7/1/28	200,000	201,336
HP, Inc.:
1.45% 6/17/26	1,000,000	922,583
3% 6/17/27	350,000	327,934
		14,489,159
TOTAL INFORMATION TECHNOLOGY		57,460,924
MATERIALS - 0.4%
Chemicals - 0.2%
Air Products & Chemicals, Inc. 4.6% 2/8/29	330,000	325,629
Albemarle Corp. 4.65% 6/1/27	220,000	215,356
Celanese U.S. Holdings LLC 6.165% 7/15/27	1,380,000	1,398,782
DuPont de Nemours, Inc. 4.725% 11/15/28	420,000	417,785
Ecolab, Inc. 5.25% 1/15/28	570,000	574,743
International Flavors & Fragrances, Inc. 4.45% 9/26/28	110,000	105,601
LYB International Finance III LLC 1.25% 10/1/25	800,000	754,383
Nutrien Ltd. 4.9% 3/27/28	620,000	612,796
PPG Industries, Inc. 1.2% 3/15/26	330,000	306,227
RPM International, Inc. 4.55% 3/1/29	140,000	134,914
Sherwin-Williams Co. 3.45% 6/1/27	700,000	666,828
The Dow Chemical Co. 4.8% 11/30/28	190,000	187,967
		5,701,011
Containers & Packaging - 0.1%
Amcor Group Finance 5.45% 5/23/29	400,000	400,413
Avery Dennison Corp. 4.875% 12/6/28	230,000	226,571
Berry Global, Inc.:
1.57% 1/15/26	280,000	262,210
1.65% 1/15/27	120,000	108,865
WRKCo, Inc.:
3.75% 3/15/25	400,000	393,709
3.9% 6/1/28	430,000	407,953
4.65% 3/15/26	340,000	334,724
		2,134,445
Metals & Mining - 0.1%
ArcelorMittal SA 6.55% 11/29/27	460,000	475,282
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	440,000	435,339
4.875% 2/27/26	320,000	317,731
5.1% 9/8/28	470,000	470,569
Freeport-McMoRan, Inc. 4.125% 3/1/28	590,000	563,875
Nucor Corp.:
2% 6/1/25	240,000	231,929
3.95% 5/23/25	440,000	433,627
Southern Copper Corp. 3.875% 4/23/25	240,000	235,875
Vale Overseas Ltd. 6.25% 8/10/26	640,000	650,400
		3,814,627
TOTAL MATERIALS		11,650,083
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Agree LP 2% 6/15/28	120,000	105,093
Alexandria Real Estate Equities, Inc.:
3.45% 4/30/25	520,000	509,432
3.95% 1/15/28	140,000	133,789
American Homes 4 Rent LP 4.9% 2/15/29	220,000	213,997
American Tower Corp.:
1.3% 9/15/25	677,000	641,157
1.6% 4/15/26	880,000	819,225
2.75% 1/15/27	130,000	121,951
3.65% 3/15/27	690,000	660,123
4.4% 2/15/26	290,000	284,597
5.25% 7/15/28	2,210,000	2,201,966
5.8% 11/15/28	100,000	101,689
AvalonBay Communities, Inc.:
1.9% 12/1/28	90,000	78,633
2.95% 5/11/26	430,000	411,003
3.45% 6/1/25	620,000	607,774
Boston Properties, Inc.:
2.75% 10/1/26	1,390,000	1,295,726
3.65% 2/1/26	320,000	308,107
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	162,483
4.125% 6/15/26	500,000	485,244
Corporate Office Properties LP 2% 1/15/29	300,000	253,757
Crown Castle, Inc.:
1.05% 7/15/26	250,000	227,813
1.35% 7/15/25	439,000	418,380
2.9% 3/15/27	560,000	523,723
3.65% 9/1/27	370,000	350,879
3.7% 6/15/26	480,000	463,142
3.8% 2/15/28	870,000	820,769
4.45% 2/15/26	260,000	255,290
EPR Properties:
4.5% 6/1/27	500,000	476,133
4.95% 4/15/28	260,000	248,262
Equinix, Inc. 1.45% 5/15/26	491,000	453,939
ERP Operating LP 2.85% 11/1/26	610,000	576,672
Federal Realty OP LP 1.25% 2/15/26	290,000	269,704
Healthcare Realty Holdings LP 3.5% 8/1/26	240,000	228,407
Healthpeak OP, LLC:
1.35% 2/1/27	540,000	487,654
2.125% 12/1/28	160,000	140,481
Kilroy Realty LP 4.375% 10/1/25	300,000	293,473
NNN (REIT), Inc.:
3.5% 10/15/27	260,000	245,085
4% 11/15/25	240,000	234,612
Omega Healthcare Investors, Inc. 5.25% 1/15/26	910,000	900,077
Prologis LP:
4.375% 2/1/29	550,000	534,714
4.875% 6/15/28	500,000	496,146
Public Storage 1.95% 11/9/28	1,250,000	1,096,245
Realty Income Corp.:
4.625% 11/1/25	1,380,000	1,363,673
4.7% 12/15/28	730,000	711,571
4.875% 6/1/26	340,000	336,723
5.05% 1/13/26	500,000	496,495
Regency Centers LP 4.125% 3/15/28	280,000	268,537
Simon Property Group LP:
1.75% 2/1/28	260,000	230,600
3.25% 11/30/26	380,000	362,588
3.3% 1/15/26	800,000	774,033
3.375% 6/15/27	100,000	95,150
3.5% 9/1/25	360,000	351,528
Store Capital LLC 4.5% 3/15/28	400,000	378,521
UDR, Inc. 4.4% 1/26/29	250,000	239,802
Ventas Realty LP:
4.125% 1/15/26	360,000	351,468
4.4% 1/15/29	240,000	229,558
VICI Properties LP 4.75% 2/15/28	960,000	931,295
Vornado Realty LP 2.15% 6/1/26	400,000	367,370
Welltower OP LLC:
2.05% 1/15/29	780,000	675,686
4% 6/1/25	320,000	314,584
4.25% 4/1/26	140,000	136,959
Weyerhaeuser Co. 6.95% 10/1/27	150,000	157,529
		27,911,016
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
4.875% 3/1/26	250,000	246,924
5.5% 4/1/29	330,000	329,746
Digital Realty Trust LP:
3.7% 8/15/27	660,000	628,300
5.55% 1/15/28	260,000	261,586
Essex Portfolio LP:
3.375% 4/15/26	240,000	230,768
3.5% 4/1/25	630,000	618,543
4% 3/1/29	160,000	150,121
Mid-America Apartments LP:
4% 11/15/25	480,000	470,010
4.2% 6/15/28	340,000	328,433
Tanger Properties LP 3.875% 7/15/27	210,000	198,021
		3,462,452
TOTAL REAL ESTATE		31,373,468
UTILITIES - 2.0%
Electric Utilities - 1.3%
AEP Texas, Inc. 3.95% 6/1/28	180,000	170,342
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	171,129
American Electric Power Co., Inc.:
1% 11/1/25	260,000	243,719
3.2% 11/13/27	510,000	476,052
4.3% 12/1/28	230,000	220,547
5.75% 11/1/27	1,000,000	1,014,645
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	211,820
Commonwealth Edison Co. 3.7% 8/15/28	660,000	623,754
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	93,586
3.2% 3/15/27	230,000	218,844
Duke Energy Carolinas LLC 2.95% 12/1/26	240,000	227,854
Duke Energy Corp.:
0.9% 9/15/25	100,000	94,295
2.65% 9/1/26	340,000	320,534
3.25% 1/15/82 (b)	220,000	196,266
5% 12/8/27	750,000	745,849
Duke Energy Florida LLC 3.2% 1/15/27	260,000	247,591
Duke Energy Progress LLC 3.45% 3/15/29	380,000	354,015
Edison International:
4.125% 3/15/28	360,000	342,856
4.7% 8/15/25	110,000	108,606
5.25% 11/15/28	520,000	514,689
5.75% 6/15/27	280,000	281,582
Entergy Corp. 0.9% 9/15/25	1,100,000	1,036,384
Entergy Louisiana LLC:
2.4% 10/1/26	490,000	459,198
3.12% 9/1/27	510,000	479,344
Eversource Energy:
2.9% 3/1/27	160,000	149,600
5.45% 3/1/28	1,400,000	1,400,540
5.95% 2/1/29	380,000	387,462
Exelon Corp.:
2.75% 3/15/27	600,000	560,761
3.4% 4/15/26	100,000	96,711
3.95% 6/15/25	630,000	619,220
FirstEnergy Corp. 4.15% 7/15/27	620,000	590,468
Florida Power & Light Co.:
2.85% 4/1/25	389,000	381,144
3.125% 12/1/25	530,000	513,789
5.05% 4/1/28	390,000	390,490
Fortis, Inc. 3.055% 10/4/26	460,000	435,109
Georgia Power Co. 4.65% 5/16/28	800,000	786,056
Interstate Power and Light Co. 3.6% 4/1/29	450,000	418,109
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	1,220,000	1,118,590
3.5% 4/1/29	570,000	526,651
4.625% 7/15/27	1,130,000	1,109,361
4.8% 12/1/77 (b)	150,000	137,491
4.9% 2/28/28	1,500,000	1,482,114
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	319,477
5.75% 3/15/29	230,000	235,485
Pacific Gas & Electric Co.:
2.95% 3/1/26	210,000	200,298
3% 6/15/28	2,120,000	1,933,193
3.15% 1/1/26	1,470,000	1,412,686
3.3% 12/1/27	180,000	167,215
3.45% 7/1/25	240,000	234,347
3.5% 6/15/25	240,000	234,269
4.95% 6/8/25	140,000	138,726
5.45% 6/15/27	310,000	309,230
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	133,482
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	259,070
Public Service Electric & Gas Co.:
0.95% 3/15/26	180,000	167,178
2.25% 9/15/26	260,000	243,631
Southern California Edison Co.:
3.7% 8/1/25	1,680,000	1,643,454
5.65% 10/1/28	680,000	690,930
Southern Co.:
3.25% 7/1/26	1,890,000	1,814,359
5.15% 10/6/25	2,000,000	1,992,668
5.5% 3/15/29	1,000,000	1,010,920
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	300,181
Systems Energy Resource, Inc. 6% 4/15/28	120,000	121,769
Union Electric Co. 2.95% 6/15/27	170,000	159,384
Virginia Electric & Power Co.:
2.95% 11/15/26	420,000	398,588
3.15% 1/15/26	360,000	347,658
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	534,673
3.3% 6/1/25	100,000	97,635
		35,057,673
Gas Utilities - 0.1%
Atmos Energy Corp. 3% 6/15/27	180,000	169,442
CenterPoint Energy Resources Corp. 5.25% 3/1/28	400,000	399,942
Southern California Gas Co.:
2.6% 6/15/26	510,000	483,628
2.95% 4/15/27	460,000	432,903
Southwest Gas Corp. 5.45% 3/23/28	300,000	300,984
		1,786,899
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC 3.25% 6/1/25	1,280,000	1,250,618
Emera U.S. Finance LP 3.55% 6/15/26	390,000	373,135
Southern Power Co. 4.15% 12/1/25	380,000	372,661
The AES Corp.:
1.375% 1/15/26	330,000	308,153
5.45% 6/1/28	730,000	726,510
		3,031,077
Multi-Utilities - 0.5%
Ameren Corp. 5.7% 12/1/26	500,000	502,852
Berkshire Hathaway Energy Co. 4.05% 4/15/25	1,000,000	987,581
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	342,449
Consolidated Edison Co. of New York, Inc. 3.125% 11/15/27	360,000	336,706
Consumers Energy Co. 4.9% 2/15/29	150,000	148,896
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,764,620
DTE Energy Co.:
1.05% 6/1/25	920,000	880,124
2.85% 10/1/26	100,000	94,475
4.875% 6/1/28	230,000	226,400
5.1% 3/1/29	280,000	276,212
National Grid PLC 5.602% 6/12/28	360,000	362,121
NiSource, Inc.:
0.95% 8/15/25	1,343,000	1,270,905
5.25% 3/30/28	300,000	299,191
Public Service Enterprise Group, Inc.:
5.2% 4/1/29	620,000	615,648
5.875% 10/15/28	430,000	437,978
Puget Energy, Inc. 2.379% 6/15/28	310,000	274,850
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	265,765
Sempra:
3.25% 6/15/27	1,150,000	1,081,348
5.4% 8/1/26	1,500,000	1,496,902
WEC Energy Group, Inc.:
2.2% 12/15/28	610,000	535,430
4.75% 1/15/28	320,000	316,561
		12,517,014
Water Utilities - 0.0%
American Water Capital Corp. 2.95% 9/1/27	270,000	252,581
TOTAL UTILITIES		52,645,244
TOTAL NONCONVERTIBLE BONDS (Cost $795,967,842)		775,481,070

U.S. Government and Government Agency Obligations - 66.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.4%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,704,416
0.5% 6/17/25	16,180,000	15,429,045
0.625% 4/22/25	6,334,000	6,083,592
1.625% 10/15/24	800,000	789,084
1.75% 7/2/24	860,000	857,523
Federal Farm Credit Bank 4.125% 12/12/25	8,573,000	8,435,599
Federal Home Loan Bank:
0.375% 9/4/25	460,000	434,819
0.5% 4/14/25	695,000	667,526
0.79% 2/25/26	7,900,000	7,344,815
1.5% 8/15/24	125,000	124,014
3% 3/12/27	4,900,000	4,683,429
4.5% 3/10/28	5,000,000	4,998,488
Freddie Mac:
0.375% 7/21/25	1,600,000	1,517,335
0.375% 9/23/25	1,156,000	1,087,638
1.5% 2/12/25	1,590,000	1,549,344
4.05% 8/28/25	4,000,000	3,944,958
Tennessee Valley Authority 0.75% 5/15/25	2,550,000	2,444,996
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		62,096,621
U.S. Treasury Obligations - 64.2%
U.S. Treasury Bonds 6.75% 8/15/26	1,070,000	1,115,266
U.S. Treasury Notes:
0.25% 8/31/25	12,380,000	11,663,314
0.25% 9/30/25	50,909,000	47,792,812
0.25% 10/31/25	5,640,000	5,275,383
0.375% 12/31/25	114,104,000	106,174,663
0.375% 1/31/26	38,890,000	36,062,879
0.375% 7/31/27	4,980,000	4,361,391
0.5% 2/28/26	158,361,000	146,718,988
0.5% 5/31/27	850,000	752,051
0.5% 6/30/27	2,480,000	2,188,406
0.5% 8/31/27	1,290,000	1,130,614
0.5% 10/31/27	144,530,000	125,927,408
0.625% 11/30/27	110,510,000	96,424,292
0.625% 12/31/27	159,170,000	138,465,466
0.75% 3/31/26 (e)	14,241,000	13,215,759
0.75% 4/30/26	24,311,000	22,496,222
0.75% 5/31/26	153,840,000	141,923,409
0.75% 8/31/26	18,640,000	17,048,319
0.75% 1/31/28	31,050,000	27,059,590
0.875% 6/30/26	993,000	916,236
1% 7/31/28	76,440,000	66,228,094
1.125% 1/15/25	5,000	4,875
1.125% 2/28/25	9,000	8,733
1.125% 10/31/26	8,164,000	7,492,065
1.125% 2/28/27	400,000	363,609
1.125% 2/29/28	52,480,000	46,276,700
1.125% 8/31/28	108,290,000	94,093,858
1.25% 4/30/28	66,530,000	58,673,742
1.25% 5/31/28	50,220,000	44,183,792
1.5% 11/30/24	5,000	4,906
1.5% 1/31/27	954,000	877,866
1.5% 11/30/28	82,340,000	72,266,216
1.875% 6/30/26	20,730,000	19,526,688
2.625% 5/31/27	1,260,000	1,188,584
2.75% 7/31/27	3,840,000	3,627,000
2.75% 5/31/29	61,350,000	56,549,842
2.875% 7/31/25	19,590,000	19,100,250
2.875% 4/30/29	45,490,000	42,223,960
4% 6/30/28	12,900,000	12,630,914
4.25% 2/28/29	3,490,000	3,451,146
4.375% 12/15/26	1,030,000	1,020,867
4.375% 11/30/28	3,860,000	3,835,423
4.5% 4/15/27	17,810,000	17,723,733
4.5% 5/15/27	13,220,000	13,158,031
4.625% 2/28/26	21,430,000	21,313,642
4.625% 4/30/29	9,990,000	10,038,389
4.875% 11/30/25	29,000,000	28,934,297
4.875% 4/30/26	76,390,000	76,363,144
4.875% 10/31/28	19,310,000	19,558,918
TOTAL U.S. TREASURY OBLIGATIONS		1,687,431,752
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,772,045,730)		1,749,528,373

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
Alberta Province 1% 5/20/25	2,100,000	2,015,412
British Columbia Province:
2.25% 6/2/26	800,000	757,984
4.9% 4/24/29	1,500,000	1,508,535
Chilean Republic:
2.75% 1/31/27	760,000	711,075
3.125% 3/27/25	320,000	312,931
3.24% 2/6/28	400,000	373,250
Export Development Canada 3% 5/25/27	2,350,000	2,234,639
Indonesian Republic 3.5% 1/11/28	1,000,000	939,375
Israeli State 5.375% 3/12/29	700,000	686,175
Italian Republic:
1.25% 2/17/26	910,000	846,205
2.375% 10/17/24	860,000	848,971
Korean Republic 5.625% 11/3/25	120,000	120,613
Landwirtschaftliche Rentenbank 2.5% 11/15/27	2,460,000	2,285,735
Ontario Province:
0.625% 1/21/26	900,000	837,210
2.5% 4/27/26	3,690,000	3,520,039
Panamanian Republic 3.75% 3/16/25	2,100,000	2,063,517
Peruvian Republic:
2.392% 1/23/26	880,000	834,350
7.35% 7/21/25	590,000	600,509
Philippine Republic:
5.17% 10/13/27	1,000,000	997,188
10.625% 3/16/25	540,000	560,763
Polish Government:
3.25% 4/6/26	1,850,000	1,792,706
4.625% 3/18/29	500,000	491,675
Quebec Province:
2.5% 4/20/26	1,250,000	1,193,788
2.75% 4/12/27	1,000,000	944,040
United Mexican States:
4.125% 1/21/26	750,000	733,125
4.15% 3/28/27	470,000	453,991
5.4% 2/9/28	1,250,000	1,244,922
Uruguay Republic 4.375% 10/27/27	600,000	591,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,507,460)		30,500,623

Supranational Obligations - 1.9%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	2,860,000	2,624,173
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,086,223
0.5% 2/4/26	9,620,000	8,927,110
1.5% 10/18/24	300,000	295,608
Asian Infrastructure Investment Bank:
0.5% 10/30/24	3,000,000	2,939,790
3.75% 9/14/27	2,050,000	1,986,647
Corporacion Andina de Fomento 1.625% 9/23/25	1,000,000	948,734
Council of Europe Development Bank 1.375% 2/27/25	910,000	883,630
European Investment Bank 2.5% 10/15/24	2,050,000	2,028,008
Inter-American Development Bank:
0.625% 7/15/25	750,000	712,990
0.875% 4/20/26	3,000,000	2,780,991
1.5% 1/13/27	3,500,000	3,218,738
4% 1/12/28	1,900,000	1,853,806
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,839,583
0.5% 10/28/25	3,881,000	3,639,589
1.5% 8/28/24	850,000	842,072
1.625% 1/15/25	3,187,000	3,114,596
1.875% 10/27/26	5,140,000	4,796,460
International Finance Corp.:
0.375% 7/16/25	490,000	464,470
1.375% 10/16/24	1,706,000	1,680,693
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $51,694,126)		49,663,911

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Citibank NA 5.488% 12/4/26	510,000	512,837
Citizens Bank NA 2.25% 4/28/25	945,000	915,303
Fifth Third Bank, Cincinnati:
2.25% 2/1/27	250,000	230,569
3.85% 3/15/26	420,000	406,301
Goldman Sachs Bank U.S.A. 5.283% 3/18/27 (b)	1,810,000	1,802,618
KeyBank NA 5.85% 11/15/27	930,000	923,360
Morgan Stanley Bank, West Valley City Utah 4.952% 1/14/28 (b)	2,160,000	2,139,025
PNC Bank NA:
3.25% 1/22/28	640,000	597,445
4.2% 11/1/25	560,000	548,265
Truist Bank 2.636% 9/17/29 (b)	1,270,000	1,233,930
Wells Fargo Bank NA 5.45% 8/7/26	1,000,000	1,003,542
TOTAL BANK NOTES (Cost $10,465,986)		10,313,195

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	14,126,526	14,129,351
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	10,792,841	10,793,920
TOTAL MONEY MARKET FUNDS (Cost $24,923,271)		24,923,271

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,686,604,415)	2,640,410,443
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(13,851,385)
NET ASSETS - 100.0%	2,626,559,058

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,430,298 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,912,342	406,242,897	405,024,376	379,216	(1,512)	-	14,129,351	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	273,033,398	262,239,478	8,561	-	-	10,793,920	0.0%
Total	12,912,342	679,276,295	667,263,854	387,777	(1,512)	-	24,923,271

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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